Income Tax:	9 Months Ended
Sep. 30, 2019
Income Tax: [Abstract]
Income Tax:

Note 10.    Income Tax:

Income tax expense (benefit) for the nine months ended September 30, 2019 and 2018 differs from the amount that would result from applying Canadian tax rates to net loss before taxes. These differences result from the items noted below:

	2019		2018
	Amount	%	Amount	%
Income tax expense (benefit) based on Canadian tax rates	$ (2,297,142)	(25)	$ 16,994,571	25
Increase (decrease) due to:
Different tax rates on foreign subsidiaries	260,663	3	(1,813,647)	(2)
Non-deductible expenses	9,152	-	908,032	1
Withholding tax	-	-	759,062	1
Previously unrecognized tax benefits	(4,347,907)	(47)	(11,508,151)	(17)
Change in valuation allowance and other	2,027,327	22	(5,141,651)	(8)
	$ (4,347,907)	(47)	$ 198,216	-

The Company recorded income tax (benefit) expense of $(4.3) million and $0.2 million for the nine months ended September 30, 2019 and 2018, respectively. We have recorded a valuation allowance to reflect the estimated amount of the deferred tax assets which may not be realized, principally due to the uncertainty of utilization of net operating losses and other carry forwards prior to expiration. The valuation allowance for deferred tax assets may be reduced in the near term if our estimate of future taxable income changes. The Company has an income tax receivable of $10.8 million related to prior year overpayments. This receivable was increased by $4.3 million during the three months ended September 30, 2019 as a result of revisions to management's estimates of the timing and amount of deductions available to the Company's US subsidiary associated with the write-off of certain subsidiaries. The Company has filed an amended return which meets the recognition threshold for refund receivable as of September 30, 2019. The components of the Canadian and U.S. deferred income tax assets and liabilities as of September 30, 2019 and December 31, 2018 were as follows:

	September 30,	December 31,
	2019	2018
Deferred income tax assets
Net operating loss carry forwards	$33,536,042	$31,362,816
Property, Plant and Equipment	3,226,282	3,226,994
Other	1,660,339	1,652,114
	38,422,663	36,241,924
Valuation allowance	(38,411,186)	(36,202,109)
	$11,477	$39,815

Deferred income tax liabilities
Other	(11,477)	(39,815)
Net deferred income tax liability	$-	$-

At September 30, 2019, we had the following U.S. and Canadian tax loss carry forwards stated in U.S. dollars.

U.S.	Canadian	Expires
	$1,973,368	2026
	3,662,314	2027
	13,959,070	2028
	13,229,114	2029
	16,343,835	2030
	18,301,312	2031
	5,309,986	2032
	7,719,628	2033
	8,944,359	2034
	12,767,412	2035
	15,179,110	2036
	11,447,131	2037
	413,307	2038
	3,459,717	2039
1,707,742
$1,707,742	132,709,663